February 15, 2023

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Elevation Series Trust (“Trust”)

Dear Sir or Madam:

On behalf of the Trust, transmitted for filing is an amendment to the Registration Statement on Form N-1A for the Trust. This amendment is being filed pursuant to Rule 485(a) with respect to the registration of one new series of the Trust, the SRH REIT Covered Call ETF (the “Fund”). The Fund will offer a single class of shares. The Trust is asking that any written correspondence to the Trust be sent to attention of the following address:

Elevation Series Trust

Attn: Secretary

1700 Broadway, Suite 1850

Denver, CO 80290

If you have any questions concerning the foregoing, please contact JoAnn Strasser of Thompson Hine LLP at 614-469-3265 or myself at 303-226-4154.

Sincerely,

/s/ Chris Moore
Chris Moore
Secretary
Enclosures